Schedule III - Real Estate And Accumulated Depreciation (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Home		Dec. 31, 2011
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Single- Family Homes	3,644
Initial Cost to Company, Land	$ 96,139,000
Initial Cost to Company, Depreciable Property	387,066,000
Cost Capitalized Subsequent to Acquisition, Land
Cost Capitalized Subsequent to Acquisition, Depreciable Property	24,640,000
Total Costs as of End of period, Land	96,139,000
Total Costs as of End of period, Depreciable Property	411,706,000
Total Costs as of End of period, Total	507,845,000		3,516,000
Accumulated Depreciation	(2,132,000)	[1]	(21,000)
ARIZONA [Member] | Minimum [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Single- Family Homes	596
Initial Cost to Company, Land	10,468,000
Initial Cost to Company, Depreciable Property	60,623,000
Cost Capitalized Subsequent to Acquisition, Land
Cost Capitalized Subsequent to Acquisition, Depreciable Property	4,704,000
Total Costs as of End of period, Land	10,468,000
Total Costs as of End of period, Depreciable Property	65,327,000
Total Costs as of End of period, Total	75,795,000
Accumulated Depreciation	(436,000)	[1]
Date of Acquisition	2011
ARIZONA [Member] | Maximum [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized Subsequent to Acquisition, Land
Date of Acquisition	2012
CALIFORNIA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Single- Family Homes	108
Initial Cost to Company, Land	5,577,000
Initial Cost to Company, Depreciable Property	15,141,000
Cost Capitalized Subsequent to Acquisition, Land
Cost Capitalized Subsequent to Acquisition, Depreciable Property	703,000
Total Costs as of End of period, Land	5,577,000
Total Costs as of End of period, Depreciable Property	15,844,000
Total Costs as of End of period, Total	21,421,000
Accumulated Depreciation	(19,000)	[1]
Date of Acquisition	2012
COLORADO
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Single- Family Homes	25
Initial Cost to Company, Land	894,000
Initial Cost to Company, Depreciable Property	3,539,000
Cost Capitalized Subsequent to Acquisition, Land
Cost Capitalized Subsequent to Acquisition, Depreciable Property	238,000
Total Costs as of End of period, Land	894,000
Total Costs as of End of period, Depreciable Property	3,777,000
Total Costs as of End of period, Total	4,671,000
Accumulated Depreciation	(22,000)	[1]
Date of Acquisition	2012
FLORIDA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Single- Family Homes	568
Initial Cost to Company, Land	15,367,000
Initial Cost to Company, Depreciable Property	65,594,000
Cost Capitalized Subsequent to Acquisition, Land
Cost Capitalized Subsequent to Acquisition, Depreciable Property	4,506,000
Total Costs as of End of period, Land	15,367,000
Total Costs as of End of period, Depreciable Property	70,100,000
Total Costs as of End of period, Total	85,467,000
Accumulated Depreciation	(440,000)	[1]
Date of Acquisition	2012
GEORGIA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Single- Family Homes	423
Initial Cost to Company, Land	11,710,000
Initial Cost to Company, Depreciable Property	39,798,000
Cost Capitalized Subsequent to Acquisition, Land
Cost Capitalized Subsequent to Acquisition, Depreciable Property	5,696,000
Total Costs as of End of period, Land	11,710,000
Total Costs as of End of period, Depreciable Property	45,494,000
Total Costs as of End of period, Total	57,204,000
Accumulated Depreciation	(272,000)	[1]
Date of Acquisition	2012
ILLINOIS
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Single- Family Homes	317
Initial Cost to Company, Land	6,452,000
Initial Cost to Company, Depreciable Property	32,439,000
Cost Capitalized Subsequent to Acquisition, Land
Cost Capitalized Subsequent to Acquisition, Depreciable Property	824,000
Total Costs as of End of period, Land	6,452,000
Total Costs as of End of period, Depreciable Property	33,263,000
Total Costs as of End of period, Total	39,715,000
Accumulated Depreciation	(39,000)	[1]
Date of Acquisition	2012
INDIANA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Single- Family Homes	122
Initial Cost to Company, Land	2,636,000
Initial Cost to Company, Depreciable Property	10,122,000
Cost Capitalized Subsequent to Acquisition, Land
Cost Capitalized Subsequent to Acquisition, Depreciable Property	799,000
Total Costs as of End of period, Land	2,636,000
Total Costs as of End of period, Depreciable Property	10,921,000
Total Costs as of End of period, Total	13,557,000
Accumulated Depreciation	(64,000)	[1]
Date of Acquisition	2012
NORTH CAROLINA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Single- Family Homes	155
Initial Cost to Company, Land	4,315,000
Initial Cost to Company, Depreciable Property	16,199,000
Cost Capitalized Subsequent to Acquisition, Land
Cost Capitalized Subsequent to Acquisition, Depreciable Property	730,000
Total Costs as of End of period, Land	4,315,000
Total Costs as of End of period, Depreciable Property	16,929,000
Total Costs as of End of period, Total	21,244,000
Accumulated Depreciation	(64,000)	[1]
Date of Acquisition	2012
NEVADA [Member] | Minimum [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Single- Family Homes	203
Initial Cost to Company, Land	4,708,000
Initial Cost to Company, Depreciable Property	23,015,000
Cost Capitalized Subsequent to Acquisition, Land
Cost Capitalized Subsequent to Acquisition, Depreciable Property	2,608,000
Total Costs as of End of period, Land	4,708,000
Total Costs as of End of period, Depreciable Property	25,623,000
Total Costs as of End of period, Total	30,331,000
Accumulated Depreciation	(455,000)	[1]
Date of Acquisition	2011
NEVADA [Member] | Maximum [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized Subsequent to Acquisition, Land
Date of Acquisition	2012
OHIO
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Single- Family Homes	302
Initial Cost to Company, Land	7,729,000
Initial Cost to Company, Depreciable Property	29,139,000
Cost Capitalized Subsequent to Acquisition, Land
Cost Capitalized Subsequent to Acquisition, Depreciable Property	1,039,000
Total Costs as of End of period, Land	7,729,000
Total Costs as of End of period, Depreciable Property	30,178,000
Total Costs as of End of period, Total	37,907,000
Accumulated Depreciation	(60,000)	[1]
Date of Acquisition	2012
SOUTH CAROLINA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Single- Family Homes	18
Initial Cost to Company, Land	618,000
Initial Cost to Company, Depreciable Property	2,277,000
Cost Capitalized Subsequent to Acquisition, Land
Total Costs as of End of period, Land	618,000
Total Costs as of End of period, Depreciable Property	2,277,000
Total Costs as of End of period, Total	2,895,000
Date of Acquisition	2012
TENNESSEE
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Single- Family Homes	220
Initial Cost to Company, Land	7,873,000
Initial Cost to Company, Depreciable Property	31,343,000
Cost Capitalized Subsequent to Acquisition, Land
Cost Capitalized Subsequent to Acquisition, Depreciable Property	609,000
Total Costs as of End of period, Land	7,873,000
Total Costs as of End of period, Depreciable Property	31,952,000
Total Costs as of End of period, Total	39,825,000
Accumulated Depreciation	(156,000)	[1]
Date of Acquisition	2012
TEXAS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Single- Family Homes	455
Initial Cost to Company, Land	10,570,000
Initial Cost to Company, Depreciable Property	40,282,000
Cost Capitalized Subsequent to Acquisition, Land
Cost Capitalized Subsequent to Acquisition, Depreciable Property	1,864,000
Total Costs as of End of period, Land	10,570,000
Total Costs as of End of period, Depreciable Property	42,146,000
Total Costs as of End of period, Total	52,716,000
Accumulated Depreciation	(103,000)	[1]
Date of Acquisition	2012
UTAH
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Single- Family Homes	104
Initial Cost to Company, Land	5,830,000
Initial Cost to Company, Depreciable Property	13,612,000
Cost Capitalized Subsequent to Acquisition, Land
Cost Capitalized Subsequent to Acquisition, Depreciable Property	293,000
Total Costs as of End of period, Land	5,830,000
Total Costs as of End of period, Depreciable Property	13,905,000
Total Costs as of End of period, Total	19,735,000
Accumulated Depreciation	(2,000)	[1]
Date of Acquisition	2012
WASHINGTON
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Single- Family Homes	28
Initial Cost to Company, Land	1,392,000
Initial Cost to Company, Depreciable Property	3,943,000
Cost Capitalized Subsequent to Acquisition, Land
Cost Capitalized Subsequent to Acquisition, Depreciable Property	27,000
Total Costs as of End of period, Land	1,392,000
Total Costs as of End of period, Depreciable Property	3,970,000
Total Costs as of End of period, Total	5,362,000
Accumulated Depreciation	$ 0	[1]
Date of Acquisition	2012

[1]	Except for amounts attributed to land, real estate related assets are depreciated over their estimated useful lives of 5 to 30 years using the straight-line method.